Estimated unrecognized deferred compensation (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2023 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 512
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 18 days
Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 215
Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	125
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	4
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	100
Stock compensation plan | Strategic Delivery Plan
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 23